SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE P – SUBSEQUENT EVENTS

On July 14, 2022, the Company issued BHP Capital NY, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 14, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On July 14, 2022, the Company issued Quick Capital, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 14, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On July 15, 2022, the Company issued the Robert Papiri Defined Benefit Plan (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $10,000. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 25,000,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 85,000,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On July 15, 2022, the Company issued the Robert Papiri Defined Contribution Plan (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $2,500. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 6,250,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 21,250,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On July 15, 2022, the Company issued RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $2,500. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 6,250,000 shares of the Company’s stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 21,250,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On August 4, 2022, the Company issued RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 27, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 25,000,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 85,000,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on August 4, 2022.

On September 12, 2022, the Company issued RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $15,000. The Note has a term of one (1) year (Maturity date of September 12, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 37,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 127,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on September 12, 2022.

NOTE Q – SUBSEQUENT EVENTS

On January 11, 2022, the Company entered into an Interim Joint Product Development and Sales Representation Agreement (the “Agreement”) with Salvum Corporation. Under the terms of the Agreement, the parties agree to work together to develop both CarbonMeta’s proprietary cementless paver products known as “Cementless Paver” and Salvum’s proprietary concrete alternative products known as “Earthcrete.”  During the Term, Salvum agrees to manufacture CarbonMeta’s proprietary cementless paver products known as “Cementless Paver”. CarbonMeta reserves the right to appoint other manufacturers of the products and/or to engage other sales representatives for CarbonMeta’s proprietary cementless paver products known as “Cementless Paver” outside the United States of America.

On January 21, 2022, the Company issued 206,896,552 shares of common stock to a consultant for accrued consulting fees in connection with negotiating and arranging for the entry by the Company into a Mutual Release and Settlement Agreement with Y.A. Global Investments, LP (see Note H: Convertible Debt, Net).

On January 21, 2022, the Company issued its sole officer and director, Lloyd Spencer, 428,571,428 shares of common stock for past due compensation in the amount of $150,000.

On February 14, 2022, the Company issued 83,333,334 shares of common stock as per the terms of the Memorandum of Understanding to an Interim Joint Product Development and Sales Representation Agreement dated January 11, 2022 (see third preceding paragraph).

On February 14, 2022, the Company issued its sole officer and director, Lloyd Spencer, 30,000,000 shares of common stock as compensation for serving on the Board of Directors of CarbonMeta Research Ltd.

On February 14, 2022, the Company issued a total of 90,000,000 shares (30,000,000 shares each) of common stock to three other individuals as compensation for serving on the Board of Directors of CarbonMeta Research Ltd.

On February 17, 2022, the Company issued 160,000,000 shares of its common stock to Ecomena Limited (an entity located in the United Kingdom) pursuant to a License of Agreement (the “Agreement”) dated December 2, 2021 between Ecomena Limited (“Licensor”) and CarbonMeta Technologies, Inc. (“Licensee”). Under the terms of the Agreement, the Licensee will license the Licensed Technology to recycle industrial byproduct into cement free pavers and mortars that are environmentally friendly and continuously absorb carbon dioxide. The signing fees payable to the Licensor under the Agreement are £20,000 cash (approximately $27,247 at February 17, 2022) which has not yet been paid by the Licensee, and 160,000,000 shares of the Company’s common stock, which was delivered to the Licensor on February 17, 2022. The royalty rate payable to the Licensor is 5% of product sales, subject to a minimum of £5000 per year for license years 1 and 2, £3000 for license year 3 and £1000 for license year 4 and each license year thereafter. The term of the Agreement is five years from December 2, 2021 to December 2, 2026. The Licensee may terminate the Agreement for any reason at any time provided it gives Licensor six (6) months written notice to terminate expiring after December 2, 2024. If requested by the Licensee, the Licensor shall agree to the Agreement continuing in force after December 2, 2026.

On March 7, 2022, the Company received $66,000 from the Company Chief executive Officer Lloyd Spencer and issued to Lloyd T. Spencer (the “Holder”) a Promissory Note (the “Note”) in the principal amount of $66,000. The Note has a term of one (1) year (Maturity Date of March 7, 2023) and bears interest at 12% annually. The Holder shall have the right, on any calendar day, at any time on or following the Issue Date, to convert all or any portion of the then outstanding and unpaid Principal Amount and interest (including any Default Interest) into fully paid and non-assessable shares of Common Stock. The per share conversion price into which Principal Amount and interest (including any Default Interest) under this Note shall be convertible into shares of Common Stock hereunder (the “Conversion Price”) shall equal $0.0002. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. In conjunction with the financing transaction, the Company issued the Holder a five-year Common Stock Purchase Warrant granting the Holder the right to purchase 165,000,000 shares of common stock at an exercise price of $0.0004 per share and 33,000,000 shares of common stock. The transaction closed on March 7, 2022.

On March 21, 2022, the Company issued to Tangiers Investment Group, LLC (the “Holder”) a Promissory Note (the “Note”) in the principal amount of $55,000. The Note has a term of one (1) year (Maturity Date of March 21, 2023) and bears interest at 12% annually. The Holder shall have the right, on any calendar day, at any time on or following the Issue Date, to convert all or any portion of the then outstanding and unpaid Principal Amount and interest (including any Default Interest) into fully paid and non-assessable shares of Common Stock. The per share conversion price into which Principal Amount and interest (including any Default Interest) under this Note shall be convertible into shares of Common Stock hereunder (the “Conversion Price”) shall equal $0.0002. If at any time the Conversion Price as determined hereunder for any conversion would be less than the par value of the Common Stock, then at the sole discretion of the Holder, the Conversion Price hereunder may equal such par value for such conversion and the Conversion Amount for such conversion may be increased to include Additional Principal, where “Additional Principal” means such additional amount to be added to the Conversion Amount to the extent necessary to cause the number of conversion shares issuable upon such conversion to equal the same number of conversion shares as would have been issued had the Conversion Price not been adjusted by the Holder to the par value price. In conjunction with the financing transaction, the Company issued the Holder a five-year Common Stock Purchase Warrant granting the Holder the right to purchase 125,000,000 shares of common stock at an exercise price of $0.0004 per share and 27,500,000 shares of common stock as commitment shares. The transaction closed on March 21, 2022.

On April 14, 2022, the Company and MacRab, LLC (the “Investor”) entered into a Standby Equity Commitment Agreement (the “Agreement”) whereby the Company shall issue and sell to the Investor, from time to time, up to $5,000,000 of the Company’s common stock. Under the terms of the Agreement, the Purchase Price of the Company’s common stock shall be 88% of the Market Price on the date the Purchase Price is calculated. The Market Price shall mean the average of the two lowest volume weighted average prices of the Company’s common stock during the Valuation Period. In connection with this note, the Holder was issued warrants to purchase 500,000,000 shares of the Company’s Common Stock at $0.0004 per share.

On May 10, 2022, the Company issued MacRab, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the amount of $33,056. The Note has a term of one (1) year (Maturity date of May 10, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this Note, the Holder was issued five-year warrants to purchase 74,375,000 shares of common stock at an exercise price of $0.0004 per share and 16,527,775 shares of common stock as commitment shares. The transaction closed on May 10, 2022.

On July 14, 2022, the Company issued BHP Capital NY, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 14, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On July 14, 2022, the Company issued Quick Capital, LLC (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $25,000. The Note has a term of one (1) year (Maturity date of July 14, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 62,500,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 212,500,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On July 15, 2022, the Company issued the Robert Papiri Defined Benefit Plan (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $10,000. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 25,000,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 85,000,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On July 15, 2022, the Company issued the Robert Papiri Defined Contribution Plan (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $2,500. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 6,250,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 21,250,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.

On July 15, 2022, the Company issued the RGP Capital Partners, Inc. (the “Holder”) a Fixed Convertible Promissory Note (the “Note”) in the principal amount of $2,500. The Note has a term of one (1) year (Maturity date of July 15, 2023) and bears interest at 12% annually. The Note is convertible, in whole or in part, at any time and from time to time before maturity at the option of the Holder at the Fixed Conversion Price of $0.0002 per share. Upon the event of default, the Note shall accrue interest at the rate equal to the lower of 16% per annum or the highest rate permitted by law. In connection with this note, the Holder was issued five-year warrants to purchase 6,250,000 shares of the Company’s common stock at an exercise price of $0.0004 per share. In addition, the Holder and the Company entered into a Registration Rights Agreement (“RRA”) whereby the Company agreed to register 21,250,000 shares of its common stock within 30 days of entry into the RRA for the benefit of the Holder. The transaction closed on July 18, 2022.